Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	PFM Funds
Central Index Key	dei_EntityCentralIndexKey	0000807878
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 15, 2011

Government Series (Prospectus Summary) | Government Series
Fund Summary Government Series
Investment Objective
To provide high current income consistent with stability, safety of principal,

and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of

Government Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government Series
Management fees	0.08%
Distribution (12b-1) fees	none
Transfer agent fees	0.09%
Other operating expenses	0.03%
Other expenses:	0.12%
Total Annual Fund Operating Expenses	0.20%

Pursuant to a fee reduction agreement with the Trust, PFM Asset Management may,

but is not obligated to, temporarily reduce its investment advisory,

administration or transfer agent fees payable by Government Series. Fees waived subject to the fee reduction agreement may be recouped by PFM Asset Management for up to three years, subject to certain terms and conditions.

Expense Example
This example is intended to help you compare the cost of investing in Government

Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government Series	21	64	113	255

Principal Investment Strategies
Government Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations

• Obligations issued by entities with liquidity support from the US Government or its agencies or instrumentalities

• Repurchase agreements involving these obligations

• Other money market mutual funds that invest exclusively in these types of obligations

Government Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks
Although Government Series invests exclusively in high-quality securities, an investment in Government Series -- like an investment in any money market fund --

is subject to certain risks, such as:

• INTEREST RATE RISK When short-term interest rates fall, Government Series'

  yield is likely to fall. When interest rates rise, the values of obligations held by Government Series may decline. If the rise is sharp or unexpected,

  Government Series' share price could fall.

• CREDIT RISK The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Series' share price to fall.

• MANAGEMENT RISK Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Government Series is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Although

Government Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Government Series.

Performance
The following information illustrates how Government Series has performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q3 2001       1.37%

Lowest Quarter Return: Q3 2011        0.01%

YTD as of 9/30/11 (not annualized):   0.04%

Average Annual Total Return (%) (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception
Government Series	0.13%	2.53%	2.31%	2.85%	[1]
[1]	Government Series inception: 1/5/1999

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Government Series (Prospectus Summary) | Government Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary Government Series
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These are the fees and expenses you may pay when you buy and hold shares of
Government Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expense, Closing	ck0000807878_ExpenseClosingTextBlock
Pursuant to a fee reduction agreement with the Trust, PFM Asset Management may, but is not obligated to, temporarily reduce its investment advisory, administration or transfer agent fees payable by Government Series. Fees waived subject to the fee reduction agreement may be recouped by PFM Asset Management for up to three years, subject to certain terms and conditions.

Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Government
Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Government Series invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations

• Obligations issued by entities with liquidity support from the US Government or its agencies or instrumentalities

• Repurchase agreements involving these obligations

• Other money market mutual funds that invest exclusively in these types of obligations

Government Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	��� US Government and agency obligations ��� Obligations issued by entities with liquidity support from the US Government or its agencies or instrumentalities ��� Repurchase agreements involving these obligations ��� Other money market mutual funds that invest exclusively in these types of obligations
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Government Series invests exclusively in high-quality securities, an investment in Government Series -- like an investment in any money market fund --
is subject to certain risks, such as:

• INTEREST RATE RISK When short-term interest rates fall, Government Series'
  yield is likely to fall. When interest rates rise, the values of obligations held by Government Series may decline. If the rise is sharp or unexpected,
  Government Series' share price could fall.

• CREDIT RISK The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Series' share price to fall.

• MANAGEMENT RISK Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Government Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although
Government Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Government Series.

Risk, Lose Money	rr_RiskLoseMoney	Although Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Government Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information illustrates how Government Series has performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how Government Series has performed over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800)338-3383
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return: Q3 2001       1.37%
Lowest Quarter Return: Q3 2011        0.01%
YTD as of 9/30/11 (not annualized):   0.04%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) (for the periods ended December 31, 2010)
Government Series (Prospectus Summary) | Government Series | Government Series
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD as of 9/30/11 (not annualized):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Government Series | Government Series
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.09%
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.03%
Other expenses:	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	21
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	255
Annual Return 2001	rr_AnnualReturn2001	4.01%
Annual Return 2002	rr_AnnualReturn2002	1.55%
Annual Return 2003	rr_AnnualReturn2003	0.86%
Annual Return 2004	rr_AnnualReturn2004	1.12%
Annual Return 2005	rr_AnnualReturn2005	2.94%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	5.06%
Annual Return 2008	rr_AnnualReturn2008	2.37%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[1]

[1]	Government Series inception: 1/5/1999